Document and Entity Information	May 04, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity Registrant Name	Equity Commonwealth
Entity Incorporation, State or Country Code	MD
Entity File Number	1-9317
Entity Tax Identification Number	04-6558834
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	646-2800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000803649
Common Shares of Beneficial Interest [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	EQC
Security Exchange Name	NYSE
6.50% Series D Cumulative Convertible Preferred Shares of Beneficial Interest [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series D Cumulative Convertible Preferred Shares of Beneficial Interest
Trading Symbol	EQCpD
Security Exchange Name	NYSE